SCOPE OF CONSOLIDATION - Acquisitions Narrative (Details) € in Millions, £ in Millions, $ in Millions									6 Months Ended		12 Months Ended
	Jul. 28, 2022 USD ($) km tonne	Jul. 01, 2022 USD ($) acquisitions	Jun. 30, 2022 USD ($) tonne	May 09, 2022 USD ($)	May 02, 2022 USD ($)	Feb. 28, 2022 USD ($)	Nov. 19, 2021 USD ($)	Nov. 18, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) acquisitions	Jan. 03, 2023 EUR (€)	Jul. 01, 2022 EUR (€)	May 09, 2022 EUR (€)	May 02, 2022 GBP (£)	May 02, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Nov. 19, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Number of acquistions | acquisitions											4
Revenue of combined entity as if combination occurred at beginning of period											$ 80,572
Net income of combined entity as if combination occurred at beginning of period											9,360
Condesa Tubos, S.L. ("Condesa") [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)								33.00%
Condesa Tubos, S.L. ("Condesa") [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €																			€ 31.0
Consideration transferred, net of cash scquired							$ 25
Cash and cash equivalents recognised as of acquisition date							$ 10
Percentage of voting equity interests acquired							67.00%												67.00%
Goodwill/(bargain purchase gain)							$ (24)
Current assets							92
Property, plant and equipment							39
Identifiable intangible assets recognised as of acquisition date							0
Deferred consideration							0
Other non-current assets							$ 10
JLM
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | £																	£ 35
Consideration transferred, net of cash scquired																		$ 43
Cash and cash equivalents recognised as of acquisition date																		5
Revenue of acquiree since acquisition date						$ 49
Income of acquiree since acquisition date						$ 3
Current assets																		10
Property, plant and equipment																		10
Identifiable intangible assets recognised as of acquisition date																		24
Deferred consideration																		0
Goodwill/(bargain purchase gain)																		20
Other non-current assets																		$ 0
ASL
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | £															£ 36
Consideration transferred, net of cash scquired																$ 39
Cash and cash equivalents recognised as of acquisition date																6
Revenue of acquiree since acquisition date					$ 14
Income of acquiree since acquisition date					$ 3
Current assets																11
Property, plant and equipment																14
Identifiable intangible assets recognised as of acquisition date																16
Deferred consideration																0
Goodwill/(bargain purchase gain)																13
Other non-current assets																$ 1
CSM
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €														€ 13.5
Consideration transferred, net of cash scquired				$ 7
Cash and cash equivalents recognised as of acquisition date				7
Revenue of acquiree since acquisition date				76
Income of acquiree since acquisition date				$ 8
Proportion of ownership interest in associate (in percent)				49.29%
Proportion of ownership interest in subsidiary (in percent)				91.68%
Percentage of voting equity interests acquired				42.39%										42.39%
Goodwill/(bargain purchase gain)				$ (3)
Current assets				68
Property, plant and equipment				16
Identifiable intangible assets recognised as of acquisition date				0
Deferred consideration				0
Other non-current assets				$ 1
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 817
Consideration transferred, net of cash scquired			805
Cash and cash equivalents recognised as of acquisition date			$ 12
Revenue of acquiree since acquisition date										$ 445
Income of acquiree since acquisition date										35
Proportion of ownership interest in subsidiary (in percent)			80.00%
Goodwill/(bargain purchase gain)			$ (97)
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 7
Annual capacity of hot briquetted iron | tonne			2,000,000
Proportion of ownership interests held by non-controlling interests (in percent)			20.00%
Initial term of offtake agreement			10 years
Proportion of ownership interest of any future development of operations			100.00%
Facility, electric arc furnace capacity | tonne			1,500,000
Contingent liabilities recognised in business combination			$ 177						$ 181	$ 181	$ 181
Current assets			283
Gross contractual amounts receivable for acquired receivables			124
Property, plant and equipment			949
Identifiable intangible assets recognised as of acquisition date			11
Deferred consideration			0
Other non-current assets			$ 0
ALBA
Disclosure of detailed information about business combination [line items]
Number of acquistions | acquisitions		3
Consideration transferred, acquisition-date fair value		$ 65
Consideration transferred, net of cash scquired		45											€ 51.0
Cash and cash equivalents recognised as of acquisition date		9
Revenue of acquiree since acquisition date									87
Income of acquiree since acquisition date									$ 1
Current assets		34
Property, plant and equipment		53
Identifiable intangible assets recognised as of acquisition date		30
Deferred consideration		11
Goodwill/(bargain purchase gain)		22
Other non-current assets		$ 0
Companhia Siderúrgica do Pecém
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 2,200
Annual capacity of hot briquetted iron | tonne	3,000,000
Number of kilometers from port of Pecem | km	10
Riwald Recycling | Major business combination
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €												€ 85.0